Stock Based Compensation - Schedule of the Company's Outstanding PSUs (Detail) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2025 USD ($) PSU	Mar. 31, 2025 USD ($) PSU	Jun. 30, 2024 USD ($) PSU	Mar. 31, 2024 USD ($) PSU	Dec. 31, 2024 USD ($) PSU
Disclosure Of Other Equity Instruments - Performance Share Units [abstract]
Beginning balance | PSU	338,230	378,970	381,090	372,460	378,970
Beginning balance	$ 18,718	$ 25,084	$ 9,252	$ 21,126	$ 13,759
Granted | PSU		78,390		135,220
Paid | PSU		(118,240)		(126,590)
Forfeited | PSU		(890)	(2,120)
Ending balance | PSU	338,230	338,230	378,970	381,090	378,970
Accrual related to the fair value of the PSUs outstanding	$ 8,153	$ 10,796	$ 4,635	$ (317)	$ 12,296
Foreign exchange adjustment	838	87	(79)	(428)	(971)
Paid		(17,209)		(11,129)
Forfeited		(40)	(49)
Ending balance	$ 27,709	$ 18,718	$ 13,759	$ 9,252	$ 25,084